Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Sales	$ 8,436	$ 13,720	$ 11,400
Cost of sales	7,065	7,489	6,319
Gross profit	1,371	6,231	5,081
Operating expenses:
Research and development, gross	3,922	1,871	1,976
Less - royalty-bearing participation			(73)
Research and development, net	3,922	1,871	1,903
Sales and marketing	5,465	5,684	4,581
General and administrative	3,043	2,463	2,012
Total operating expenses	12,430	10,018	8,496
Operating loss	(11,059)	(3,787)	(3,415)
Financing loss, net	(48)	(102)	(71)
Other income (expenses), net		32
Loss before income tax expense	(11,107)	(3,857)	(3,486)
Taxes on income
Net Loss	$ (11,107)	$ (3,857)	$ (3,486)
Net Loss Per Share - Basic and Diluted	$ (1.91)	$ (0.88)	$ (1.10)
Weighted Average Number of Ordinary Shares Outstanding - Basic and Diluted	5,802,803	4,378,942	3,171,124